Restructuring - Narratives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	€ 0.0	€ 6.2
Restructuring charges, included in accrued expenses and other liabilities		0.2
Selling and Marketing Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1.8
Technology and content expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges		2.9
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		€ 1.5